Rectory S
File# 1-04802

NYSE

17010233

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
JUN 09 2017
Washington, DC 20549

June 9, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 0.368% Notes due 2019 of BECTON, DICKINSON AND COMPANY., under the Exchange Act of 1934.

Sincerely,

Silvio Conte